Condensed consolidated statement of changes in equity (unaudited) - GBP (£) £ in Millions	Total		Called up share capital and share premium	Other equity instruments [1]	Other reserves [2]	Retained earnings
Beginning Balance, equity at Dec. 31, 2021	£ 56,317		£ 2,348	£ 9,693	£ 861	£ 43,415
Profit after tax	2,129			328		1,801
Currency translation movements	2,008	[3]			2,008
Fair value through other comprehensive income reserve	(799)	[3]			(799)
Cash flow hedges	(2,874)	[3]			(2,874)
Retirement benefit remeasurements	1,090					1,090
Own credit	855				855
Total comprehensive (loss)/income for the period	2,409			328	(810)	2,891
Issue and exchange of equity instruments	131			101		30
Other equity instruments coupons paid	(328)			(328)
Equity settled share schemes	242					242
Vesting of Barclays PLC shares under equity settled share schemes	(402)					(402)
Dividends paid - ordinary shares	(200)					(200)
Dividends paid - preference shares	(15)					(15)
Own credit realisation	0
Capital contribution from Barclays PLC	750					750
Other movements	12				2	10
Ending Balance, equity at Jun. 30, 2022	58,916		2,348	9,794	53	46,721
Profit after tax	2,253			404		1,849
Currency translation movements	403				403
Fair value through other comprehensive income reserve	(425)				(425)
Cash flow hedges	(2,065)				(2,065)
Retirement benefit remeasurements	(1,372)					(1,372)
Own credit	608				608
Total comprehensive (loss)/income for the period	(598)			404	(1,479)	477
Issue and exchange of equity instruments	905			897		8
Other equity instruments coupons paid	(404)			(404)
Equity settled share schemes	177					177
Vesting of Barclays PLC shares under equity settled share schemes	(11)					(11)
Dividends paid - ordinary shares	0
Dividends paid - preference shares	(16)					(16)
Own credit realisation	0				(36)	36
Capital contribution from Barclays PLC	0
Other movements	(16)				(2)	(14)
Ending Balance, equity at Dec. 31, 2022	58,953		2,348	10,691	(1,464)	47,378
Profit after tax	2,607			419		2,188
Currency translation movements	(1,325)	[3]			(1,325)
Fair value through other comprehensive income reserve	58	[3]			58
Cash flow hedges	(383)	[3]			(383)
Retirement benefit remeasurements	(476)					(476)
Own credit	(494)				(494)
Total comprehensive (loss)/income for the period	(13)			419	(2,144)	1,712
Issue and exchange of equity instruments	613			613
Other equity instruments coupons paid	(419)			(419)
Equity settled share schemes	241					241
Vesting of Barclays PLC shares under equity settled share schemes	(430)					(430)
Dividends paid - ordinary shares	(700)					(700)
Dividends paid - preference shares	(19)					(19)
Own credit realisation	0
Net equity impact on intra group transfers	124				220	(96)
Other movements	(2)					(2)
Ending Balance, equity at Jun. 30, 2023	£ 58,348		£ 2,348	£ 11,304	£ (3,388)	£ 48,084

[1]	Other equity instruments of £11,304m (December 2022: £10,691m) comprise AT1 securities issued to Barclays PLC. Barclays PLC uses funds from market issuances to purchase AT1 securities from Barclays Bank PLC. There were two issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities totalling £1,113m which includes issuance cost of £11m and one redemption for £500m for the period ended 30 June 2023. During the period ended 31 December 2022, there were three issuances in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities totalling £3,134m, which includes issuance costs of £32m and two redemptions totalling £2,136m.
[2]	Details of other reserves are shown on pages 39.
[3]	Reported net of tax.